ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of concentrations of credit risk major customers
	Years Ended December 31,
	2018	2017	2016

Customer A	14%	16%	17%
Customer B	11%	11%	12%

Schedule of purchases from external customers
	Years Ended December 31,
	2018	2017	2016

Supplier A	17%	14%	13%
Supplier B	14%	13%	4%
Supplier C	11%	9%	13%
Supplier D	10%	10%	8%

Schedule of inventory
	December 31,
	2018	2017
Finished goods	$35,778	$35,652
Work in progress	6,855	8,807
Raw materials	7,233	7,601
Low-carbon and RIN credits	6,130	7,952
Other	1,824	1,538
Total	$57,820	$61,550

Schedule of property and equipment useful lives
Buildings	40 years
Facilities and plant equipment	10 – 25 years
Other equipment, vehicles and furniture	5 – 10 years

Schedule of earnings per share

	Year Ended December 31, 2018
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol	$(60,273)
Less: Preferred stock dividends	(1,265)
Basic and diluted loss per share:
Loss available to common stockholders	$(61,538)	43,376	$(1.42)

	Year Ended December 31, 2017
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol	$(34,964)
Less: Preferred stock dividends	(1,265)
Basic and diluted loss per share:
Loss available to common stockholders	$(36,229)	42,745	$(0.85)

	Year Ended December 31, 2016
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol	$1,419
Less: Preferred stock dividends	(1,269)
Less: Income allocated to participating securities	(2)
Basic income per share:
Income available to common stockholders	$148	42,182	$0.00
Add: Options	—	69
Diluted income per share:
Income available to common stockholders	$148	42,251	$0.00